INCOME TAXES - Taxation Years by Jurisdiction (Details)	12 Months Ended
Dec. 31, 2023
Foreign Tax Authority
Taxation Years
Open tax year	2020 2021 2022 2023
Domestic Tax Authority
Taxation Years
Open tax year	2019 2020 2021 2022 2023